Document And Entity Information	Feb. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and supplements the Current Report on Form 8-K of ADTRAN, Inc. (“ADTRAN” or the “Company”), originally furnished to the Securities and Exchange Commission on February 4, 2021 (the “Initial Form 8-K”). The sole purpose for filing this Form 8-K/A is to update certain information contained in Exhibit 99.1 to the Initial Form 8-K related to the accounting for inventory and associated accounts payable in the Company’s consolidated balance sheet as of December 31, 2020 and consolidated statement of cash flows for the year ended December 31, 2020, as described further below.
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	ADTRAN, Inc.
Entity Central Index Key	0000926282
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24612
Entity Tax Identification Number	63-0918200
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Name of exchange on which registered	NASDAQ